Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Number of Common Shares
The number of common shares outstanding is as follows:

	Six months ended
	June 30
	2024	2023
Common shares, beginning of period	689,271,039	683,614,803
Settlement of Purchase Contracts	76,909,700	—
Exercise of share-based awards	749,522	772,591
Dividend reinvestment plan	—	4,370,289
Conversion of convertible debentures	—	1,415
Common shares, end of period	766,930,261	688,759,098